AMENDMENT OF ARTICLES OF INCORPORATION (Details Narrative) - $ / shares	9 Months Ended
	Sep. 30, 2022	Apr. 30, 2022	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2020
AMENDMENT OF ARTICLES OF INCORPORATION (Details Narrative)
Common stock, shares authorized	750,000,000		325,000,000	325,000,000	325,000,000
Increased authorized shares of common stock		750,000,000
Increased authorized shares of preferred stock		50,000,000
Seies A Preferred Stock	42,000
Preferred Stock Par Value	$ 0.001